Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Mar. 25, 2020
Document And Entity Information
Entity Registrant Name	NORTHERN DYNASTY MINERALS LTD
Entity Central Index Key	0001164771
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding		422,942,680
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document Annual Report	true